Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Party Transactions [Line Items]
Repayment to related parties	$ (1,975,616)	$ (1,142,786)	$ 1,922,564
Mr Tse Tsz Tun [Member]
Schedule of Related Party Transactions [Line Items]
Repayment to related parties	(987,808)	(571,393)	(961,282)
Mr. Tse Shing Fung [Member]
Schedule of Related Party Transactions [Line Items]
Repayment to related parties	(987,809)	(571,393)	(961,282)
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	12,308	12,308	12,308
Repayment to related parties	(1,975,617)	(1,142,786)	(1,922,564)
Parents of the Mr. Tse Shing Fung and Mr. Tse Tsz Tun [Member]
Schedule of Related Party Transactions [Line Items]
Office rental to related parties	$ 12,308	$ 12,308	$ 12,308